Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Multi-Sector Income Fund
Entity Central Index Key	0001761673
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
American Funds Multi-Sector Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class A
Trading Symbol	MIAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 6.59% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class A (with sales charge) 2	2.62%	2.56%	3.54%
American Funds Multi-Sector Income Fund — Class A (without sales charge) 2	6.59%	3.34%	4.23%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	0.72%
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	2.21%	3.23%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	4.20%	4.84%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.30%	1.84%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	1.43%
1
Class A shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Mar. 22, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Multi-Sector Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class C
Trading Symbol	MIAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentag e of a $10,000 investment
Class C	$ 149	1.45%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained
5.85
% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class C (with sales charge) 2	4.85%	3.69%
American Funds Multi-Sector Income Fund — Class C (without sales charge) 2	5.85%	3.69%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class C shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets ) *Includes derivatives.
American Funds Multi-Sector Income Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class T
Trading Symbol	MIAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 6.94% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class T (with sales charge) 2	4.26%	4.16%
American Funds Multi-Sector Income Fund — Class T (without sales charge) 2	6.94%	4.72%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class T shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Multi-Sector Income Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class F-1
Trading Symbol	MIAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 6.60% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class F-1 2	6.60%	4.41%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class F-1 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Multi-Sector Income Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class F-2
Trading Symbol	MIAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 6.88% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class F-2 2	6.88%	3.61%	4.46%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	0.72%
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	2.21%	3.23%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	4.20%	4.84%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.30%	1.84%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	1.43%
1
Class F-2 shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Mar. 22, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Multi-Sector Income Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class F-3
Trading Symbol	MIAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 6.99% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class F-3 2	6.99%	3.70%	4.53%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	0.72%
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	2.21%	3.23%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	4.20%	4.84%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.30%	1.84%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	1.43%
1
Class F-3 shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Mar. 22, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Multi-Sector Income Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-A
Trading Symbol	CMBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 6.58% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-A (with sales charge) 2	2.85%	3.63%
American Funds Multi-Sector Income Fund — Class 529-A (without sales charge) 2	6.58%	4.42%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class 529-A shares were first offered
on
May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Multi-Sector Income Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-C
Trading Symbol	CMBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 5.81% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-C (with sales charge) 2	4.81%	3.71%
American Funds Multi-Sector Income Fund — Class 529-C (without sales charge) 2	5.81%	3.71%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class 529-C shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd
and
J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Multi-Sector Income Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-E
Trading Symbol	CMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.40% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-E 2	6.40%	4.30%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class 529-E shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Multi-Sector Income Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-T
Trading Symbol	CMBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 6.89% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-T (with sales charge) 2	4.21%	4.10%
American Funds Multi-Sector Income Fund — Class 529-T (without sales charge) 2	6.89%	4.67%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class 529-T shares were first offered on
May
1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Multi-Sector Income Fund -Class 529 -F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-F-1
Trading Symbol	CMBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 6.81% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-F-1 2	6.81%	4.62%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class 529-F-1 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly
in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Multi-Sector Income Fund - 529F2
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-F-2
Trading Symbol	CMBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 6.90% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-F-2 2	6.90%	2.89%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	2.05%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	4.79%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	(1.13) %
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.27%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Multi-Sector Income Fund - 529F3
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class 529-F-3
Trading Symbol	CMBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3
shares
gained 6.91% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation
as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-F-3 2	6.91%	2.92%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	2.05%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	4.79%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	(1.13) %
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.27%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J
.
P. Morgan.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Multi-Sector Income Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-1
Trading Symbol	RMDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 138	1.34%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 5.99% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period
.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class R-1 2	5.99%	4.00%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class R-1 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2024. For more complete
information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-1 shares increased from 1.21% to 1.34% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class R-1 shares increased from 1.21% to 1.34% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2024. For more complete
information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
American Funds Multi-Sector Income Fund - R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-2
Trading Symbol	RMDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 133	1.29%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 6.02% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative
contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class R-2 2	6.02%	3.90%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class R-2 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-2 shares decreased from 1.37% to 1.29% during the reporting period. The decrease was primarily due to a decrease in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class R-2 shares decreased from 1.37% to 1.29% during the reporting period. The decrease was primarily due to a decrease in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
American Funds Multi-Sector Income Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-2E
Trading Symbol	RMDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 6.55% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield
and
investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class R-2E 2	6.55%	4.65%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class R-2E shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-2E shares increased from 0.44% to 0.87% during the reporting
period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets, as well as an increase in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class R-2E shares increased from 0.44% to 0.87% during the reporting
period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets, as well as an increase in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
American Funds Multi-Sector Income Fund - Class R3
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-3
Trading Symbol	RMDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.35% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively
on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class R-3 2	6.35%	4.19%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class R-3 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is
unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Multi-Sector Income Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-4
Trading Symbol	RMDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 6.65% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class R-4 2	6.65%	4.48%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class R-4 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P.
Morgan
.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund
changes
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at (800) 421-4225.
The total annual operating expense for Class R-4 shares decreased from 0.73% to 0.68% during the reporting period. The decrease was primarily due to a decrease in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.

Material Fund Change Expenses [Text Block]	The total annual operating expense for Class R-4 shares decreased from 0.73% to 0.68% during the reporting period. The decrease was primarily due to a decrease in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R4
American Funds Multi-Sector Income Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-5E
Trading Symbol	RMDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 6.84% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class R-5E 2	6.84%	4.64%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class R-5E shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P.
Morgan
.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Multi-Sector Income Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-5
Trading Symbol	RMDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 6.95% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Multi-Sector Income Fund — Class R-5 2	6.95%	4.76%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.36) %
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	3.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	6.61%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.09%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	2.73%
1
Class R-5 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Multi-Sector Income Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Multi-Sector Income Fund
Class Name	Class R-6
Trading Symbol	RMDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 6.99% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While ultra-short bond yields fell, longer term yields increased. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, sector and industry selection contributed positively to overall returns. Security selection in high yield and investment-grade corporate bonds were particularly additive to results during the period.
From a sector/industry perspective, allocations to high-yield derivatives and corporates were negative contributors. However, the fund’s sector and industry allocation as a whole contributed positively on an excess return basis.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-6 2	6.99%	3.70%	4.53%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	0.72%
American Funds Multi-Sector Income Fund Custom Index 3	6.40%	2.21%	3.23%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	8.19%	4.20%	4.84%
Bloomberg U.S. Corporate Investment Grade Index 3	2.13%	0.30%	1.84%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified 3	6.54%	0.12%	1.43%
1
Class R-6 shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Mar. 22, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,956,000,000
Holdings Count | Holding	2,020
Advisory Fees Paid, Amount	$ 50,000,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 16,956
Total number of portfolio holdings	2,020
Total advisory fees paid (in millions)	$ 50
Portfolio turnover rate including mortgage dollar roll transactions	78%
Portfolio turnover rate excluding mortgage dollar roll transactions	76%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.